OPERATING DATA - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of performance obligations [line items]
Advances received	$ 357
Trade accounts receivable and other - opening balance	3,569	$ 4,432	$ 3,863
Performance obligations satisfied	53,270	70,615	76,033
Payments received	(53,194)	(71,559)	(75,387)
Impairment of receivables (net of write backs and utilization)	(16)	9	(8)
Reclassification of the period-end receivables to held for sale and derecognition of receivable through business divestment	(724)	0	(182)
Acquisitions through business combination	0	4	532
TSR receivables retained in ArcelorMittal USA divestment		0	0
Foreign exchange and others	(93)	68	(419)
Trade accounts receivable and other - ending balance	3,072	$ 3,569	$ 4,432
ArcelorMittal USA Divestment Business
Disclosure of performance obligations [line items]
TSR receivables retained in ArcelorMittal USA divestment	$ 260
2021
Disclosure of performance obligations [line items]
Revenue, remaining performance obligation, (in percent)	100.00%